CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Sep. 26, 2020
OPERATING EXPENSES
Depreciation and amortization			$ 15,259	$ 15,012
NET LOSS			(441)	(16,956)
Less: net loss attributable to noncontrolling interests			(5,237)
NET LOSS ATTRIBUTABLE TO EUROPEAN WAX CENTER, INC.			$ (10,768)
Class A Units [Member]
Basic and diluted net income (loss) per unit
Earnings Per Share, Basic and Diluted			$ (0.18)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted			31,370,186
European Wax Center, Inc. and Subsidiaries
REVENUE
Total revenue	$ 49,011	$ 30,450	$ 133,570	74,086
OPERATING EXPENSES
Cost of revenue	12,825	15,422	34,296	27,817
Selling, general and administrative	22,725	9,298	46,003	26,016
Advertising	8,368	2,602	19,767	8,893
Depreciation and amortization	4,850	5,074	15,259	15,012
Total operating expense	48,768	32,396	115,325	77,738
Income (loss) from operations	243	(1,946)	18,245	(3,652)
Interest expense	9,515	4,597	18,686	13,304
Loss before Income Taxes	(9,272)	(6,543)	(441)	(16,956)
NET LOSS	(9,272)	(6,543)	(441)	(16,956)
Less: net income (loss) attributable to EWC Ventures LLC prior to the Reorganization Transactions	1,496	(6,543)	10,327	(16,956)
Less: net loss attributable to noncontrolling interests	(5,237)		(5,237)
NET LOSS ATTRIBUTABLE TO EUROPEAN WAX CENTER, INC.	$ (5,531)	(6,543)	$ (5,531)
European Wax Center, Inc. and Subsidiaries | Common Class A [Member]
Basic and diluted net income (loss) per unit
Earnings Per Share, Basic and Diluted	$ (0.18)		$ (0.18)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted	31,370,186		31,370,186
European Wax Center, Inc. and Subsidiaries | Product [Member]
REVENUE
Total revenue	$ 27,611	17,082	$ 74,752	42,265
European Wax Center, Inc. and Subsidiaries | Royalty [Member]
REVENUE
Total revenue	11,941	7,136	32,821	18,138
European Wax Center, Inc. and Subsidiaries | Marketing [Member]
REVENUE
Total revenue	6,760	4,364	18,326	9,148
European Wax Center, Inc. and Subsidiaries | Other Revenue [Member]
REVENUE
Total revenue	$ 2,699	$ 1,868	$ 7,671	$ 4,535